Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Loans held-for-sale, fair value	$ 4,300	$ 3,145
Loans held-for-investment, fair value	12	72
Liabilities and Stockholders' Equity
Other liabilities, fair value	$ 60	$ 60
Stockholders' Equity
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	80,000,000	70,000,000
Common stock, shares issued (in shares)	57,321,228	56,824,802
Common stock, shares outstanding (in shares)	57,321,228	56,824,802